INTANGIBLE ASSETS (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Summary of Intangible Assets
	Gross Carrying	Accumulated	Net Intangible	Amortization Period
	Amount	Amortization	Asset	(in years)

SOBR Safe Intellectual Technology	$3,854,675	$417,586	$3,437,089	10

2021	2022	2023	2024	2025	Thereafter
$385,467	$385,467	$385,467	$385,467	$385,467	$1,702,486

Schedule of estimated future amortization expense
2022	2023	2024	2025	2026	Thereafter

$385,467	$385,467	$385,467	$385,467	$385,467	$1,509,754

	Gross Carrying Amount	Accumulated Amortization	Net Intangible Asset	Amortization Period (in years)
SOBR Safe
Intellectual Technology	$3,854,675	$224,854	$3,629,821	10